Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
9.	Goodwill and Intangible Assets
Goodwill
The Company performed an annual qualitative goodwill assessment over the balance of goodwill held related to the BlackSky Division reporting unit as of December 31, 2020. The Company determined that no triggering events occurred that would require the Company to test goodwill for impairment during the six months ended June 30, 2021. Goodwill reported as of June 30, 2021 and December 31, 2020 is as follows:

	As of June 30, 2021	As of December 31, 2020

	(in thousands)
Gross carrying amount	$9,393	$9,393
Accumulated impairment losses	—	—

Net carrying value of goodwill	$9,393	$9,393

Intangible Assets
Intangible assets consisted of the following:

	As of June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands)
Customer backlog and relationships	$6,530	$(3,770)	$2,760
Distribution agreements	326	(326)	—
Technology and domain name	4,054	(3,656)	398

Total amortizable intangible assets at June 30, 2021	$10,910	$(7,752)	$3,158

	As of December 31, 2020
Customer backlog and relationships	$6,530	$(3,489)	$3,041
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(3,257)	790

Total amortizable intangible assets at December 31, 2020	$10,903	$(7,072)	$3,831

For the six months ended June 30, 2021 and 2020, amortization expense related to intangible assets was $0.7 million and $0.7 million, respectively, which is included in depreciation and amortization expense in the unaudited consolidated condensed statements of operations and comprehensive loss.

9.	Goodwill and Intangible Assets
Goodwill
Changes in the carrying amount of goodwill are as follows:

	As of December 31,
	2020	2019
	(in thousands)
Gross carrying amount	$9,393	$9,393
Accumulated impairment losses	—	—

Net carrying value of goodwill	$9,393	$9,393

In the years ended December 31, 2020 and 2019, the Company performed its annual goodwill impairment test and determined that the fair value of the reporting unit to which goodwill was allocated was in excess of its respective carrying value and, therefore, no goodwill impairment was identified.
Intangible Assets
Intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands)
Customer backlog and relationships	$6,530	$(2,927)	$3,603
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(2,468)	1,579

Total amortizable intangible assets at December 31, 2019	10,903	(5,721)	5,182
Customer backlog and relationships	6,530	(3,489)	3,041
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(3,257)	790

Total amortizable intangible assets at December 31, 2020	$10,903	$(7,072)	$3,831

During the years ended December 31, 2020 and 2019, there was no indication of impairment of the Company’s intangible assets.
For the years ended December 31, 2020 and 2019, amortization expense related to intangible assets was $1.35 million and $1.35 million, respectively, which is included in depreciation and amortization expense in the consolidated statements of operations and comprehensive loss. The Company estimates that it will have the following amortization expense for the future periods indicated below:

(in thousands)
For the years ending December 31:
2021	1,353
2022	561
2023	561
2024	561
2025	561
Thereafter	234

Total	$3,831